RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Detail Textual) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) metric_tons	Dec. 31, 2017 USD ($) metric_tons	Dec. 31, 2016 USD ($) metric_tons
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of freight earnings derived from tankers secured by agreements	13.10%	11.60%	10.40%
Percentage of physical time charter contracts accounted for overall hedging	62.80%	65.80%	82.90%
Percentage of coverage	9.90%	13.30%	11.60%
Long Position
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional contract value of derivative | $	$ 18.8	$ 12.2	$ 2.9
Notional contract volume | metric_tons	1,447,000	530,000	190,000
Short Position
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional contract value of derivative | $	$ 39.6	$ 44.2	$ 11.7
Notional contract volume | metric_tons	2,683,000	1,754,000	781,000
Cargo contracts and time charte ragreements | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	6 months
Cargo contracts and time charte ragreements | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	36 months
Forward freight agreements | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	0 months
Forward freight agreements | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	24 months